Federated Prudent Bear Fund
A Portfolio of Federated Equity Funds
CLASS A SHARES(TICKER BEARX)
CLASS C SHARES(TICKER PBRCX)
INSTITUTIONAL SHARES (TICKER PBRIX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED NOVEMBER 30, 2013
The following changes are effective as of December 31, 2014:
1. Under the Section entitled “What are the Fund's Main Investment Strategies,” please replace the last sentence of the first paragraph with the following:
“Long positions on equity securities may include, but are not limited to, equity securities of companies which mine, process, distribute, or explore for precious metals or other natural resources, as well as equity securities of companies involved in other hard asset categories and individual securities that offer investors value.”
2. Under the heading entitled “Fund Management,” please delete the information for Douglas C. Noland in its entirety.
December 17, 2014
Federated Prudent Bear Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452436 (12/14)
Federated Prudent Bear Fund
A Portfolio of Federated Equity Funds
CLASS A SHARES (TICKER BEARX)
CLASS C SHARES (TICKER PBRCX)
INSTITUTIONAL SHARES (TICKER PBRIX)

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2013
The following changes are effective as of December 31, 2014:
1. Under the Section entitled “What are the Fund's Main Investment Strategies,” please replace the last sentence of the first paragraph with the following:
Long positions on equity securities may include, but are not limited to, equity securities of companies which mine, process, distribute, or explore for precious metals or other natural resources, as well as equity securities of companies involved in other hard asset categories and individual securities that offer investors value.
2. Under the heading entitled “Fund Management,” please delete the information for Douglas C. Noland in its entirety.
3. Under the section entitled “What are the Fund's Investment Strategies,” please replace the last sentence of the second paragraph with the following:
Long positions on equity securities may include, but are not limited to, equity securities of companies which mine, process, distribute, or explore for precious metals or other natural resources, as well as equity securities of companies involved in other hard asset categories and individual securities that offer investors value.
4. Under the heading entitled “Who Manages the Fund,” under the sub-heading “Portfolio Management Information,” please delete the information for Douglas C. Noland in its entirety.
December 17, 2014
Federated Prudent Bear Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452435 (12/14)